Income tax (Details 3) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Income Tax [Abstract]
Deferred income tax asset to be recovered after more than 12 months	$ 8,403	$ 9,236
Deferred income tax asset to be recovered within 12 months	1,449	1,700
Deferred income tax assets	9,852	10,936
Deferred income tax liability to be recovered after more than 12 months	(32,993)	(50,960)
Deferred income tax liability to be recovered within 12 months	(13,255)	(714)
Deferred income tax liability	(46,248)	(51,674)
Deferred income tax assets (liabilities), net	$ (36,396)	$ (40,738)